Gain/(loss) on Deconsolidation of Subsidiary - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Oct. 18, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Financial assets	$ 390,873		$ 479,146
Seaport
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of equity investments	1,960
Financial assets	177,288
Sonde
Disclosure of subsidiaries [line items]
Financial assets	5,307
Sonde | Series Preferred A-2 and B
Disclosure of subsidiaries [line items]
Financial assets	0		$ 10,408
Sonde
Disclosure of subsidiaries [line items]
Deconsolidation gain	27,251
Share held at fair value	18,848
Vedanta
Disclosure of subsidiaries [line items]
Deconsolidation gain	61,787
Share held at fair value	20,456
Seaport
Disclosure of subsidiaries [line items]
Share held at fair value	$ 177,288	$ 2,461